SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	5 Months Ended		6 Months Ended			8 Months Ended		12 Months Ended
	Jul. 31, 2020 USD ($)	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Mar. 31, 2021 CNY (¥) Rentalcontracts shares	Mar. 31, 2021 USD ($) Rentalcontracts shares	Mar. 31, 2020 CNY (¥)	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Apr. 30, 2021 CNY (¥)	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Nov. 30, 2020 CNY (¥)	Sep. 30, 2020 $ / shares	Jul. 31, 2020 CNY (¥)
Accumulated deficits				¥ (4,117,490)					¥ (3,809,516)				$ (628,452)
Net cash used in operating activities				77,566	$ 11,836	¥ 179,718
Working capital				1,888,126					1,758,736
Interest expense				64,287		61,518
Amortization expense of land use rights				143		143
Property and equipment, accumulated depreciation				206,542					217,582
Impairment loss				42,584	$ 6,500	250,048
Future rentals from outstanding leases that are within the lock-in period				488,482
Rental incentives				¥ 3,980		11,765
Lease Option to Extend				The Group leases apartments from landlords usually for a period of five to six years which may be extended for an additional three or two years at the discretion of the landlords.	The Group leases apartments from landlords usually for a period of five to six years which may be extended for an additional three or two years at the discretion of the landlords.
Fixed rent, lock in period				3 years	3 years
Annual, non-compounding increase for the rest of the lease period				5.00%	5.00%
Deferred rent, current				¥ 8,443					2,503
Long-term deferred rent				164,308					212,054				$ 25,078
Rental expense				¥ 506,225		512,753
Convenience translation rate of USD1.00				6.5518									6.5518
Capital lease other financing arrangement				¥ 68,080
Proceeds from issuance of convertible notes		¥ 84,638	$ 12,880	¥ 84,638	$ 12,880
Proceeds from Issuance of Debt							¥ 329,045	$ 48,076
Treasury shares outstanding | shares				0									0
Convertible Notes And Warrant Purchase Agreement [Member]
Proceeds from issuance of convertible notes | $	$ 51,924
To Settle Interest Expenses Payable [Member]
Stock shares issued during the period treasury stock shares reissued | shares				77,250,000	77,250,000
Fair value per share of treasury shares | $ / shares													$ 0.083			$ 0.083
Debt Extinguishment Costs [Member]
Debt extinguishment cost				¥ 41,964	$ 6,405
Forecast [Member]
Future rentals from outstanding leases that are within the lock-in period										¥ 164,398	¥ 324,084
Fair Value, Nonrecurring
Impairment loss				16,004		250,048
Apartment rental agreements loss				26,580
Fair value recurring
Contingent earn-out liabilities				¥ 0		0			0
Great Alliance Co living Limited And Affiliates [Member]
Business combination revenue growth rate for valuation of trademarks acquired				10.00%	10.00%
Business combination discount rate for valuation of trademarks acquired				19.00%									19.00%
Great Alliance Co living Limited And Affiliates [Member] | Rental Agreement With Landlord [Member]
Business combination revenue growth rate for rental agreements				12.50%	12.50%
Business combination discount rate for measuring rental agreements acquired				19.00%	19.00%
Great Alliance Co living Limited And Affiliates [Member] | Rental Agreement With Tenant [Member]
Business combination revenue growth rate for rental agreements				12.50%	12.50%
Business combination discount rate for measuring rental agreements acquired				19.00%	19.00%
Rental Contracts [Member]
Number of Reporting Units | Rentalcontracts				25,375	25,375
Rental Contracts [Member] | Great Alliance Co living Limited And Affiliates [Member]
Number of Businesses Acquired | Rentalcontracts				72,000	72,000
Share Repurchase [Member]
Payment for the repurchase of initial public offering									¥ 248,859
Share Repurchase [Member] | Common Stock [Member]
Repurchase of ordinary shares issued during initial public offer | shares									77,250,000
Renewal Term One [Member]
Lessee operating lease term of renewal				2 years									2 years
Renewal Term Two [Member]
Lessee operating lease term of renewal				3 years									3 years
Convertible Notes Payable [Member]
Convertible notes issued									¥ 49,251
Convertible Notes Payable [Member] | Share Repurchase [Member]
Convertible notes issued				¥ 7,232
Fair Value, Inputs, Level 3 [Member] | Fair value recurring
Contingent earn-out liabilities				¥ 0		¥ 0
Fair Value, Inputs, Level 3 [Member] | Great Alliance Co living Limited And Affiliates [Member]
Business combination revenue growth rate for valuation of trademarks acquired				3.00%	3.00%
Business combination discount rate for valuation of trademarks acquired				11.00%									11.00%
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Long-term Revenue Growth Rate
Property and equipment, measurement input				3	3	4
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate
Property and equipment, measurement input				11	11	10
Tenants who prepay rent of at least the first six months of the lease term [Member]
Rental discount				5.00%	5.00%
Tenants who prepay rent of at least the first twelve months of the lease term [Member]
Rental discount				10.00%	10.00%
Leasehold improvements [Member]
Property and equipment, gross cost				¥ 403,191
Property and equipment, accumulated depreciation				136,692
Impairment loss				132,278
Capital lease other financing arrangement				68,080
Initial Value of Capital Lease assets				136,146
Carrying Value of Capital Lease Other Financing assets				42,073
Other Financing Payable				388,537
Aggregate of Initial value for Lease Assets				374,609
Carrying Value of Lease Assets				115,765
Property and Equipment [Member]
Impairment loss				16,004		¥ 250,048
Furniture, fixtures and equipment [Member]
Property and equipment, gross cost				191,117
Property and equipment, accumulated depreciation				46,539
Impairment loss				¥ 89,850
Minimum [Member]
Land use rights, remaining term of the land certificates				30 years	30 years
Rent free period with landlords				90 days	90 days
Lessor operating lease term				12 months									12 months
Lessee operating lease term				5 years									5 years
Maximum [Member]
Land use rights, remaining term of the land certificates				50 years	50 years
Rental discount, limit per month				¥ 200
Rent free period with landlords				120 days	120 days
Lessor operating lease term				26 months									26 months
Lessee operating lease term				6 years									6 years
Shanghai Xiangzi Financial Information Service Company Ltd [Member] | Bank Borrowing Agreement One [Member]
Debt instrument carrying amount												¥ 100,000		¥ 25,929			¥ 27,000
Long term debt instrument maturity date																	Mar. 31, 2022
Shanghai Xiangzi Financial Information Service Company Ltd [Member] | Bank Borrowing Agreement One [Member] | Subsequent Event [Member]
Long term debt instrument maturity date												Feb. 28, 2022
Shanghai Xiangzi Financial Information Service Company Ltd [Member] | Bank Borrowing Agreement Two [Member]
Debt instrument carrying amount														¥ 8,998	¥ 132,000
Long term debt instrument maturity date															Oct. 31, 2021
Shanghai Xiangzi Financial Information Service Company Ltd [Member] | Bank Borrowing Agreement Two [Member] | Subsequent Event [Member]
Debt instrument carrying amount												¥ 89,400
Long term debt instrument maturity date												Mar. 31, 2022